Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of significant accounting policies
Schedule of useful lives of property, plant and equipment
Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years

Summary of component of basic and diluted EPS
Six months ended March 31,	2024	2023
Net income available for ordinary shareholders (A)	$630,492	$1,579,859

Weighted average outstanding ordinary shares (B)
- basic	6,330,830	2,988,373
- diluted	12,552,275	4,753,724

Earnings per ordinary share - basic (A/B)	$0.10	$0.53

Earnings per ordinary share - diluted (A/B)	$0.05	$0.33